Share-based compensation reserve - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award			€ 0.0	€ 0.0
Share based payment charge		€ 24.1	8.1	5.1
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge		0.6	0.6	0.8
Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Shares paid for tax withholding for share based compensation	7,405
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award		0.3	0.4	0.7
Share based payment charge		23.5	7.5	4.3
Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award		(0.3)	(0.4)	(0.6)
Share based payment charge		€ 24.1	€ 8.1	€ 5.1